CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$111	$275	$50	$-	$436
Environmental Bonds	47	142	95	-	284
Totals	$158	$417	$145	$-	$720